Summary of Significant Accounting Policies - (Fair Value of Financial Instruments) - 10K (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2012
Accounting Policies [Abstract]
Term loan	$ 2.0	$ 5.0